Common Stock	12 Months Ended
Feb. 28, 2026
Equity [Abstract]
Common Stock

Note 11 - Common Stock

On March 3, 2025, the Company issued 27,500 shares of its common stock at a deemed price of $1.86 per share to one entity pursuant to a consulting agreement.

On May 15, 2025, the Company issued 312,500 shares of its common stock at a price of $1.50 per share to one entity pursuant to the exercise of warrants.

On May 23, 2025, the Company issued 100,000 shares of its common stock at a price of $1.88 per share to one entity pursuant to the exercise of warrants.

On May 28, 2025, the Company issued an aggregate of 940,000 shares of its common stock at a price or deemed price of $2.50 per share to 8 individuals due to the closing of a private placement, which resulted in the receipt of $950,000 in cash and the settlement of an outstanding liability of $1,400,000.

On May 28, 2025, the Company issued 837,243 shares of its common stock at a price of $1.50 per share to one entity pursuant to the exercise of warrants.

On May 29, 2025, the Company issued 50,000 shares of its common stock at a price of $1.88 per share to one entity pursuant to the exercise of warrants.

On September 30, 2025, the Company, its indirect wholly owned subsidiary, Shanghai JiuGe Business Management Co., Ltd. (“JiuGe Management”), and Shanghai Jihaohe Information Technology Co., Ltd. (“Shanghai Jihaohe”), entered into an asset purchase agreement (the “Asset Purchase Agreement”) pursuant to which the Company caused JiuGe Management to acquire all of the intellectual property (including, without limitation, all of the inventions, software in source code or object code, trademarks, copyrights and trade secrets) underpinning the Company’s DaGe platform, in consideration of the issuance by the Company to Shanghai Jihaohe of 1,500,000 shares of common stock in the capital of the Company. The Asset Purchase Agreement closed on October 2, 2025, and the Company issued the 1,500,000 shares of common stock to Shanghai Jihaohe at a deemed issuance price of $1.57 per share.

On October 17, 2025, the Company issued 60,000 shares of its common stock at a deemed price of $1.67 per share to one individual pursuant to a settlement agreement.

On October 17, 2025, the Company issued 7,500 shares of its common stock at a deemed price of $1.86 per share to one entity pursuant to a consulting agreement.

On October 23, 2025 the Company entered into a Sales Agreement (the “Sales Agreement”) with R.F. Lafferty & Co., Inc. as sales agent (the “Sales Agent”), under which the Company may, from time to time, sell shares of its common stock, par value $0.0001 per share (the “Placement Shares”), having an aggregate offering price of up to $50,000,000 through the Sales Agent (the “ATM Offering”).

From October 23, 2025 to November 30, 2025, the Company issued 51,296 shares of its common stock under the Sales Agreement for gross cash proceeds of $80,087. The total issuance costs were $2,002, all of which were related to compensation paid to the Sales Agent.

On November 14, 2025, the Company issued 190,000 shares of common stock at a price of $1.50 per share to one individual due to the closing of a private placement for gross proceeds of $285,000.

From December 12, 2025 to December 23, 2025, the Company issued 64,083 shares of its common stock under the Sales Agreement for gross cash proceeds of $98,942. The total issuance costs were $2,474, all of which were related to compensation paid to the Sales Agent.

As of February 28, 2026, and February 28, 2025, there were 61,281,308 and 57,141,186 shares of the Company’s common stock issued and outstanding, and none of the preferred shares were issued and outstanding.

Stock Purchase Warrants

A continuity schedule of outstanding stock purchase warrants as at February 28, 2026, and the changes during the periods, is as follows:

	Number of Warrants	Weighted Average Exercise Price
Balance, February 28, 2025	5,288,316	$1.56
Exercised	(1,149,743)	1.50
Exercised	(150,000)	1.88
Issued	3,000,000	1.65
Issued	1,000,000	2.15
Expired	(28,312)	8.22
Issued	300,000	1.65
Adjustment to Exercise Price	25,333	1.50
Expired	(10,000)	6.70
Balance, February 28, 2026	8,275,594	$1.64

On May 14, 2025, the Company received $468,750 from the exercise of warrants for the purchase of 312,500 shares of common stock of the Company at a price of $1.50 per share from an entity.

On May 23, 2025, the Company received $188,000 from the exercise of the Placement Agent Warrant for the purchase of 100,000 shares of common stock of the Company at a price of $1.88 per share from the Placement Agent.

On May 27, 2025, the Company received $1,255,864.50 from the exercise of warrants for the purchase of 837,243 shares of common stock of the Company at a price of $1.50 per share from an entity.

On May 29, 2025, the Company received $94,000 from the exercise of the Placement Agent Warrant for the purchase of 50,000 shares of common stock of the Company at a price of $1.88 per share from the Placement Agent.

On October 21, 2025, the Company issued an aggregate of 4,000,000 common stock purchase warrants (the “Warrants”) to a consultant pursuant to a consulting services agreement with respect to investor relations services. 3,000,000 of the Warrants entitle the holder to purchase up to 3,000,000 shares of common stock (each, a “Warrant Share”) at an exercise price of $1.65 per Warrant Share until April 20, 2027, and 1,000,000 of the Warrants entitle the holder to purchase up to 1,000,000 Warrant Shares at an exercise price of $2.15 per Warrant Share until April 20, 2027.

On November 4, 2025, 28,312 stock purchase warrants having an exercise price of $8.22 per share expired.

On November 5, 2025, the Company issued 300,000 common stock purchase warrants (the “Warrants”) to a consultant pursuant to a consulting services agreement. The Warrants entitle the holder to purchase up to 300,000 shares of common stock (each, a “Warrant Share”) at an exercise price of $1.65 per Warrant Share until April 27, 2027.

In connection with the issuance of shares of common stock under the Sales Agreement, the number of warrants remaining under the Placement Agent Warrant has been increased by 25,333 due to the adjustment provisions to the exercise price contained within the Placement Agent Warrant, with the remaining number of warrants thereunder entitling the Placement Agent to purchase 125,333 shares of common stock at a price of $1.50 per share.

On November 21, 2025, 10,000 stock purchase warrants having an exercise price of $6.70 per share expired.

A summary of stock purchase warrants outstanding and exercisable as at February 28, 2026 is as follows:

	Number of Warrants	Remaining Contractual
Exercise Price	Outstanding	Life (Years)	Expiry Date
1.50	3,975,594	3.82	December 23, 2029
1.65	3,000,000	1.14	April 20, 2027
2.15	1,000,000	1.14	April 20, 2027
1.65	300,000	1.16	April 27, 2027
1.64	8,275,594

Stock Options

On December 28, 2021, the Company granted an aggregate of 4,545,000 stock options pursuant to the Company’s 2021 Stock Incentive Plan having an exercise price of $8.00 per share and an expiry date of five years from the date of grant to 40 individuals who were directors, officers, employees and consultants of the Company. We relied upon the exemption from registration under the U.S. Securities Act provided by Rule 903 of Regulation S promulgated under the U.S. Securities Act for the grant of stock options to individuals who are non-U.S. persons and upon the exemption from registration under Section 4(a)(2) of the U.S. Securities Act for two individuals who are U.S. persons. The stock options are all subject to vesting provisions of 20% on the date of grant and 20% on each of the first, second, third, and fourth anniversary of the date of grant. At our annual meeting of stockholders held on February 17, 2023, the stockholder approved an amendment to the exercise price of the outstanding stock options from $8.00 to $3.84. The strike price adjustment did not affect the fair value.

The fair value of these stock options was estimated at the date of grant, using the Black-Scholes Option Valuation Model, with the following weighted average assumptions:

	February 28, 2026	February 28, 2025
Expected Risk-Free Interest Rate	1.06%	1.06%
Expected Volatility	15.27%	15.27%
Expected Life in Years	0.83	1.83
Expected Dividend Yield	—	—
Weighted-Average Grant Date Fair Value	$6.46	$6.46

On July 28, 2023, the Company granted an aggregate of 2,648,500 stock options pursuant to the Company’s 2023 Stock Incentive Plan having an exercise price of $4.62 per share and an expiry date of five years from the date of grant to 22 individuals who were employees and consultants of the Company’s subsidiaries and contractually controlled affiliate. The stock options are all subject to vesting provisions of 20% on the date of grant and 20% on each of the first, second, third and fourth anniversary of the date of grant.

The fair value of these stock options was estimated at the date of grant, using the Black-Scholes Option Valuation Model, with the following weighted average assumptions:

	February 28, 2026	February 28, 2025
Expected Risk-Free Interest Rate	5.37%	5.37%
Expected Volatility	25.48%	25.48%
Expected Life in Years	2.41	3.41
Expected Dividend Yield	—	—
Weighted-Average Grant Date Fair Value	$4.58	$4.58

A continuity schedule of outstanding stock options as at February 28, 2026, and the changes during the period, is as follows:

	Number of Stock Options	Exercise Price
Balance, February 28, 2025	6,039,100	$4.18
Cancelled/Forfeited	—	—
Balance, February 28, 2026	6,039,100	$4.18

A continuity schedule of outstanding unvested stock options at February 28, 2026, and the changes during the period, is as follows

	Number of Unvested	Weighted Average
	Stock Options	Grant Date Fair Value
Balance, February 28, 2025	2,303,300	$5.16
Vested – July 28, 2025	(529,700)	$4.58
Vested – December 28, 2025	(714,200)	$6.46
Balance, February 28, 2026	1,059,400	$4.58

As at February 28, 2026, the aggregate intrinsic value of the outstanding stock options granted on 28 December 2021 was estimated at $0 as the current price as of February 28, 2026 is $1.23 which is lower than the strike price while the aggregate intrinsic value of the outstanding stock options granted on July 28, 2023 is $0 as the current price as of February 28, 2026 is lower than the strike price.

A summary of stock options outstanding and exercisable as at February 28, 2026 is as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Outstanding at February 28, 2026	Exercise Price	Weighted Average Remaining Contractual Term (Years)	Exercisable at February 28, 2026	Exercise Price	Weighted Average Remaining Contractual Term (Years)

$3.00 to $4.00	3,390,600	$3.84	0.83	3,390,600	$3.84	0.83
$4.00 to $5.00	2,648,500	$4.62	2.41	1,589,100	$4.62	2.41
	6,039,100			4,979,700